Other assets (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GBP (£)
Other assets
Interests in associates (1)	£ 716		£ 449
Property, plant and equipment	4,230		4,418
Pension schemes in net surplus (Note 5)	602		723
Prepayments	360		328
Accrued income	248		216
Tax recoverable	190		192
Deferred tax (Note 7)	1,195		901
Acceptances	225		272
Other	476		391
Other assets	£ 8,242		7,890
Long leasehold property
Other assets
Estimated useful lives	50 years
Long leasehold property | Maximum
Other assets
Estimated useful lives	15 years
Long leasehold property | Minimum
Other assets
Estimated useful lives	10 years
Other equipment | Maximum
Other assets
Estimated useful lives	15 years
Other equipment | Minimum
Other assets
Estimated useful lives	4 years
Computers equipment
Other assets
Estimated useful lives	5 years
Business Growth Fund
Other assets
Interests in associates (1)		€ 700	£ 442